Other disclosures - Capital Ratio (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Other disclosures
Level 1 ordinary eligible capital (millions of euros)	€ 67,192	€ 70,497
Level 1 additional eligible capital (millions of euros)	9,284	9,039
Level 2 eligible capital (millions of euros)	11,361	11,531
Risks (millions of euros)	€ 567,446	€ 605,244
Level 1 ordinary capital coefficient (CET 1) (as a percent)	11.84%	11.65%
Level 1 additional capital coefficient (AT1) (as a percent)	1.64%	1.49%
Level 1 phase in capital ratio (as a percent)	13.48%	13.14%
Level 2 capital coefficient (TIER 2) (as a percent)	2.00%	1.91%
Total capital coefficient (as a percent)	15.48%	15.05%